SHAREHOLDERS' EQUITY - Net Income/(Loss) (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and diluted net income/(loss) per share
Net income/(loss)	$ (923,367)	$ (259,720)	$ 378,279
Net income/(loss) - basic	(923,367)	(259,720)	378,279
Net income/(loss) - diluted	$ (923,367)	$ (259,720)	$ 378,279
Weighted average shares outstanding
Weighted average shares outstanding - Basic (in shares)	222,503	231,334	244,076
Dilutive impact of share-based compensation (in shares)			3,185
Weighted average shares outstanding - Diluted (in shares)	222,503	231,334	247,261
Net income/(loss) per share
Basic (in CAD per share)	$ (4.15)	$ (1.12)	$ 1.55
Diluted (in CAD per share)	$ (4.15)	$ (1.12)	$ 1.53